Note 27 - Impact of Recently Issued Accounting Standards	12 Months Ended
Dec. 31, 2019
Notes to Financial Statements
Description of New Accounting Pronouncements Not yet Adopted [Text Block]
27.	Impact of recently issued accounting standards

Recently adopted accounting guidance

Leases
The Financial Accounting Standards Board (“FASB”) has issued two
Accounting Standards Updates (“ASU”) related to leases (collectively, “ASC
842”
). In
February 2016,
the FASB issued ASU
No.
2016
-
02,
Leases
. This ASU affects all aspects of lease accounting and has a significant impact to lessees as it requires the recognition of a right-of use asset and a lease liability for virtually all leases including operating leases. In addition to balance sheet recognition, additional quantitative and qualitative disclosures is required.

In
July 2018,
the FASB issued ASU
No.
2018
-
11,
Codification Improvements to Topic
842,
Leases
. This ASU affects narrow aspects of the guidance issued in ASU
2016
-
02
providing an additional (and optional) alternative transition method to adopt the new leases standard. Under this transition method, an entity initially applies ASC
842
at the adoption date and recognizes a cumulative-effect adjustment to the opening balance of retained earnings in the period of adoption.

The Company has adopted ASC
842
effective
January 1, 2019,
with the election of the new optional transition method offered under ASU
2018
-
11
to apply the new lease standard at the adoption date without restating comparative figures. Therefore, the comparative information has not
been restated and continues to be reported under previous GAAP. In transitioning to ASC
842,
the Company has also elected to apply the practical expedient package which permits the Company to (i)
not
reassess whether expired or existing contracts are or contain leases, (ii)
not
reassess the lease classification between operating and finance leases for any expired or existing leases and (iii)
not
reassess initial direct costs for any existing leases.

The most significant impact is the increase in operating lease right-of-use assets and operating lease liabilities. A summary of the adjustments to the Company’s consolidated balance sheet as at adoption on
January 1, 2019
were as follows:

	December 31, 2018	ASC 842 adjustment	January 1, 2019
Balance sheet

Accounts receivable, net of allowance	$455,232	$1,174	$456,406
Prepaid expenses and other current assets	62,474	(1,477)	60,997
Operating lease right-of-use assets	-	274,696	274,696
Accounts payable and accrued expenses	251,375	(6,177)	245,198
Operating lease liabilities (current)		59,831	59,831
Deferred rent	27,137	(27,137)	-
Operating lease liabilities (non-current)	-	247,876	247,876

Related balance sheet ratios were also impacted; however, covenant ratio calculations under the Company’s Revolving Credit Facility and Senior Notes were not
impacted, as the underlying debt agreements contain provisions that nullify the impact of changes in accounting standards. See notes
2
and
8s
for further details on leases.

Hedging activities
In
August 2017,
the FASB issued ASU
No.
2017
-
12,
Derivatives and Hedging (Topic
815
): Targeted Improvements to Accounting for Hedging Activities,
which increases the scope of hedge accounting for both financial and nonfinancial strategies. The Company adopted the new standard effective
January 1, 2019
with
no
material impact on the Financial Statements. The Company’s interest rate swaps are accounted for as cash flow hedges, are deemed to be effective as hedges and are reported in other comprehensive income.

Tax effects from Accumulated Other Comprehensive Income
In
February 2018,
the FASB issued ASU
No.
2018
-
02,
Income Statement – Reporting Comprehensive Income (Topic
220
): Reclassification of Certain Tax Effects from Accumulated Other Comprehensive Income
. This ASU provides an option to reclassify stranded tax effects within accumulated other comprehensive income to retained earnings in each period in which the effect of the change in the US federal corporate income tax rate (or portion thereof) is recorded. The Company adopted the new standard effective
January 1, 2019
with
no
material impact on the Financial Statements.

Recently issued accounting guidance,
not
yet adopted

In
June 2016,
the FASB issued ASU
No.
2016
-
13,
Financial Instruments – Credit Losses
. This ASU creates a new framework to evaluate financial instruments, such as trade receivables, for expected credit losses. This new framework replaces the existing incurred loss approach and is expected to result in more timely recognition of credit losses. The standard is effective for annual and interim periods beginning after
December 15, 2019.
The Company has identified the financial assets within the scope of this ASU. Although the adoption is not
expected to have a material impact on the financial statements, it is expected to impact the Company’s methodology of reserving for Accounts receivable and other receivable-related financial assets, including contract assets.

In
January 2017,
the FASB issued ASU
No.
2017
-
04,
Intangibles – Goodwill and Other: Simplifying the Accounting for Goodwill Impairment
to remove Step
2
of the goodwill impairment test, which requires a hypothetical purchase price allocation. Under this guidance, a goodwill impairment will now be the amount by which a reporting unit’s carrying value exceeds its fair value, not
to exceed the carrying amount of goodwill. The standard is effective for annual and interim periods beginning after
December 15, 2019.
The Company will adopt the ASU for the year beginning
January 1, 2020.
Adoption of the ASU will simplify the goodwill impairment testing process for the Company.

In
August 2018,
the FASB issued ASU
No.
2018
-
15,
Intangibles – Goodwill and Other – Internal-Use Software (Subtopic
350
-
40
).
This ASU aligns the capitalizing of implementation costs incurred in relation to a hosting arrangement with the requirements for capitalizing implementation costs incurred to develop or obtain internal-use software. It also requires these capitalized costs to be expensed over the term of the hosting arrangement and to the same line as the hosting arrangement. The standard is effective for annual and interim periods beginning after
December 15, 2019
but where early adoption is permitted. As this ASU clarifies the previously existing ambiguity related to capitalization, it was determined that the guidance under the ASU is consistent with the Company’s existing capitalization process for development costs as relate to hosting arrangements and will not
have any impact on the financial statements.